Business Combinations (Tables) (Clinical Trial Services)	3 Months Ended
Mar. 31, 2014
Clinical Trial Services
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

February 15 2013 (in thousands)
Property, plant and equipment	$339
Goodwill*	36,922
Intangible asset – customer relationships	3,300
Intangible asset – order backlog	600
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)

Net assets acquired	$51,698

Cash consideration	$51,897
Working capital adjustment	(199)
Net assets acquired	$51,698

* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.